Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Investment in Debt Securities
The fair value of the Company’s investment in debt securities at December 31, 2025 is as follows:

	Carrying amount	Fair value
Held to maturity debt securities	$750,000	$760,658
Trading debt securities	554,924	554,924
Total	$1,304,924	$1,315,582

Derivative Contracts Measured on Recurring Basis
The company enters into forward and options agreement to hedge against foreign currency risks. Furthermore, the Company entered into interest rate swaps to mitigate the interest rate risk arising from variable interest rates on long-term debt. As of December 31, 2024 and 2025, derivatives can be analyzed as follows:
	Year ended December 31, 2024
	Derivatives assets (current)		Derivatives liabilities (current)
	Fair Value	Nominal Value	Fair Value	Nominal Value
Hedge accounting	$0	$0	$245,602	$5,213,093
Economic hedging	1,107,832	23,106,020	1,143,940	26,978,664
Total	$1,107,832	$23,106,020	$1,389,542	$32,191,757

		Year ended December 31, 2025
		Derivatives assets		Derivatives liabilities
	Location	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting
Foreign exchange forwards & options	Current	$235,260	$8,214,496	$–	$–
Economic hedging
Foreign exchange forwards & options	Current	310,370	16,815,826	185,327	5,264,389
Interest rate swaps	Non-current assets	710,802	12,147,018	—	—
Total		$1,256,432	$37,177,340	$185,327	$5,264,389

Realized and Unrealized Gains and Losses
All of the derivative assets and liabilities are measured at fair value classified in Level 2 within the fair value hierarchy. Economic hedging refers to the use of derivatives to mitigate risk without applying hedge accounting. The amount reported in accumulated other comprehensive income at the reporting date will be reclassified into earnings within the next 12 months. During the year ended December 31, 2025, the following realized and unrealized gains and losses were recognized:

Realized and unrealized gains and losses	Year ended December 31, 2024(1)	Year ended December 31, 2025
Realized gains and losses	$—	$(87,490)
Foreign exchange forwards & options	—	(87,490)
Unrealized gains and losses	(20,342)	1,028,397
Foreign exchange forwards & options	(20,342)	345,937
Interest rate swaps	—	682,460
Total gain/(loss)	$(20,342)	$940,907

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.

Assets Measured at Fair Value on Non-recurring Basis
As of December 31, 2024, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis was based on the memorandum of agreement price and was categorized based upon the fair value hierarchy. This consisted of the M/V Ariana A, having a carrying value of $19,799,521 (including unamortized deferred charges), which was recorded at a fair value less cost to sell of $ 16,170,000, resulting in loss of $ 3,629,521 (Note 7).

	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Vessels	$16,500,000	-	$16,500,000	-
Total	$16,500,000	-	$16,500,000	-